Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
7,900,000 ACRES Commercial Realty 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 1.200%), 1.29%,
6/15/36 (a)(b) $ 7,917
3,380,532 AEP Texas Restoration Funding 2019-1 LLC ,
2.06%, 2/01/27  3,474
128,130 Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
+ 0.840%), 1.02%, 7/25/27 (a)(b) 128
5,126,365 American Credit Acceptance Receivables Trust
2021-2 144A, 0.37%, 10/15/24 (a) 5,129
3,800,000 American Credit Acceptance Receivables Trust
2021-2 144A, 0.68%, 5/13/25 (a) 3,806
13,400,000 American Credit Acceptance Receivables Trust
2021-3 144A, 0.33%, 6/13/25 (a) 13,403
1,993,465 Americredit Automobile Receivables Trust 2018-
3 , 3.38%, 7/18/23  2,002
337,203 AmeriCredit Automobile Receivables Trust
2020-1 , 1.10%, 3/20/23  337
972,769 AmeriCredit Automobile Receivables Trust
2020-2 , 0.60%, 12/18/23  974
12,286,882 AmeriCredit Automobile Receivables Trust
2021-1 , 0.28%, 6/18/24  12,293
5,050,000 AmeriCredit Automobile Receivables Trust
2021-2 , 0.26%, 11/18/24  5,053
1,000,000 Arbor Realty Commercial Real Estate Notes
2019-FL1 Ltd. 144A, (1 mo. LIBOR USD +
1.150%), 1.24%, 5/15/37 (a)(b) 1,002
5,200,000 ARI Fleet Lease Trust 2021-A 144A, 0.37%,
3/15/30 (a) 5,204
1,801,072 Atrium XII 144A, (3 mo. LIBOR USD +
0.830%), 0.97%, 4/22/27 (a)(b) 1,803
7,650,000 Bain Capital Credit CLO 2017-1 Ltd. 144A, (3
mo. LIBOR USD + 0.970%), 1.10%, 7/20/30 (a)
(b) 7,650
1,607,594 Bank of The West Auto Trust 2019-1 144A,
2.43%, 4/15/24 (a) 1,626
1,800,000 Bank of The West Auto Trust 2019-1 144A,
2.51%, 10/15/24 (a) 1,852
4,762,497 Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
USD + 0.800%), 0.93%, 1/20/28 (a)(b) 4,766
1,610,000 BDS 2020-FL5 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (a)(b) 1,617
7,400,000 Benefit Street Partners CLO II Ltd. 144A, (3 mo.
LIBOR USD + 0.870%), 1.00%, 7/15/29 (a)(b) 7,400
763,600 BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
LIBOR USD + 1.230%), 1.36%, 1/20/29 (a)(b) 764
1,200,628 BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
LIBOR USD + 0.930%), 1.06%, 7/18/27 (a)(b) 1,202
743,985 BMW Canada Auto Trust 2020-1A 144A,
1.96%, 9/20/22 CAD (a)(c) 598
4,996,007 BMW Canada Auto Trust 2021-1A 144A,
0.33%, 7/20/23 CAD (a)(c) 4,002
5,125,000 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 4,091
4,650,000 BMW Vehicle Lease Trust 2021-1 , 0.20%,
3/27/23  4,652
675,455 BMW Vehicle Owner Trust 2020-A , 0.39%,
2/27/23  676
5,250,000 Bristol Park CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.990%), 1.12%, 4/15/29 (a)(b) 5,248
3,760,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.300%), 1.39%, 9/15/35 (a)(b) 3,764
Principal
or Shares Security Description
Value
(000)
760,920 Canadian Pacer Auto Receivables Trust 2020-1
144A, 1.77%, 11/21/22 (a) $ 763
2,847,418 CarMax Auto Owner Trust 2018-4 , 3.36%,
9/15/23  2,885
1,240,680 CarMax Auto Owner Trust 2020-3 , 0.49%,
6/15/23  1,242
4,316,426 CarMax Auto Owner Trust 2020-4 , 0.31%,
1/16/24  4,320
6,150,000 CarMax Auto Owner Trust 2021-2 , 0.27%,
6/17/24  6,153
7,000,000 Carvana Auto Receivables Trust , 0.30%, 7/10/24  7,003
4,817,654 CCG Receivables Trust 2020-1 144A, 0.54%,
12/14/27 (a) 4,831
6,550,000 CCG Receivables Trust 2021-1 144A, 0.30%,
6/14/27 (a) 6,546
8,750,000 CHCP 2021-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.164%), 1.21%, 2/15/38 (a)(b) 8,786
1,854,811 Chesapeake Funding II 2020-1A LLC 144A,
0.87%, 8/16/32 (a) 1,867
9,271,784 Chesapeake Funding II 2021-1A LLC 144A, (1
mo. LIBOR USD + 0.230%), 0.32%, 4/15/33 (a)
(b) 9,280
7,850,000 CIFC Funding 2017-IV Ltd. 144A, (3 mo.
LIBOR USD + 0.950%), 1.08%, 10/24/30 (a)(b) 7,850
3,000,000 CLNC 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(b) 3,009
7,785,340 CNH Capital Canada Receivables Trust 2021-1A
144A, 0.39%, 3/15/24 CAD (a)(c) 6,239
373,094 CNH Equipment Trust 2020-A , 1.08%, 7/17/23  374
13,750,000 CNH Equipment Trust 2021-B , 0.22%, 8/15/24  13,785
598,266 Commonbond Student Loan Trust 2017-A-GS
144A, (1 mo. LIBOR USD + 0.850%), 0.94%,
5/25/41 (a)(b) 599
1,228,125 DB Master Finance 2019-1A LLC 144A, 3.79%,
5/20/49 (a) 1,247
4,570,464 Dell Equipment Finance Trust 2020-2 144A,
0.47%, 10/24/22 (a) 4,576
5,450,000 Dell Equipment Finance Trust 2021-1 144A,
0.33%, 5/22/26 (a) 5,457
17,600,000 DLLAA 2021-1 LLC 144A, 0.36%, 5/17/24 (a) 17,616
9,000,000 DLLAD 2021-1 LLC 144A, 0.35%, 9/20/24 (a) 9,024
227,561 Drive Auto Receivables Trust 2017-1 , 3.84%,
3/15/23  228
1,041,948 Drive Auto Receivables Trust 2018-1 , 3.81%,
5/15/24  1,053
55,322 Drive Auto Receivables Trust 2020-2 , 0.85%,
7/17/23  55
8,559,060 Drive Auto Receivables Trust 2021-1 , 0.36%,
12/15/23  8,564
12,748,657 Dryden 36 Senior Loan Fund 144A, (3 mo.
LIBOR USD + 1.020%), 1.15%, 4/15/29 (a)(b) 12,766
164,467 Enterprise Fleet Financing 2018-2 LLC 144A,
3.14%, 2/20/24 (a) 165
1,526,203 Enterprise Fleet Financing 2020-1 LLC 144A,
1.78%, 12/22/25 (a) 1,546
10,172,761 Enterprise Fleet Financing 2020-2 LLC 144A,
0.61%, 7/20/26 (a) 10,213
5,250,000 Enterprise Fleet Funding 2021-1 LLC 144A,
0.44%, 12/21/26 (a) 5,257
4,110,356 Exeter Automobile Receivables Trust 2021-2 ,
0.30%, 6/15/23  4,111

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,700,000 Exeter Automobile Receivables Trust 2021-2 ,
0.27%, 1/16/24  $ 2,701
3,400,000 Flatiron CLO 17 Ltd. 144A, (3 mo. LIBOR USD
+ 0.980%), 1.14%, 5/15/30 (a)(b) 3,402
1,332,577 Ford Auto Securitization Trust 2020-AA 144A,
0.52%, 8/15/22 CAD (a)(c) 1,068
3,550,000 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 2,854
1,351,135 Ford Credit Auto Lease Trust 2020-B , 0.50%,
12/15/22  1,352
185,167 Foursight Capital Automobile Receivables Trust
2020-1 144A, 1.97%, 9/15/23 (a) 185
7,657,704 Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.870%), 1.00%, 4/24/29 (a)(b) 7,658
1,964,012 Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.790%), 0.95%, 11/15/26 (a)(b) 1,964
2,040,000 GM Financial Automobile Leasing Trust 2020-2 ,
0.80%, 7/20/23  2,050
2,756,611 GM Financial Consumer Automobile Receivables
Trust 2020-3 , 0.35%, 7/17/23  2,758
2,740,000 GM Financial Consumer Automobile Receivables
Trust 2021-2 , 0.27%, 6/17/24  2,742
573,033 GMF Canada Leasing Trust 2020-1A 144A,
0.56%, 7/20/22 CAD (a)(c) 459
2,770,000 GMF Canada Leasing Trust 2020-1A 144A,
0.91%, 7/20/23 CAD (a)(c) 2,226
4,577,804 GMF Canada Leasing Trust 2021-1A 144A,
0.42%, 2/21/23 CAD (a)(c) 3,669
5,600,000 GMF Canada Leasing Trust 2021-1A 144A,
0.64%, 3/20/24 CAD (a)(c) 4,488
4,500,000 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.27%, 6/15/23 (a) 4,503
5,580,000 Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
mo. LIBOR USD + 1.180%), 1.27%, 9/15/37 (a)
(b) 5,601
936,277 Honda Auto Receivables 2020-2 Owner Trust ,
0.74%, 11/15/22  937
4,100,000 HPEFS Equipment Trust 2021-1 144A, 0.27%,
3/20/31 (a) 4,102
4,209,001 Hyundai Auto Lease Securitization Trust 2020-B
144A, 0.36%, 1/17/23 (a) 4,212
9,000,000 Hyundai Auto Receivables Trust 2021-B , 0.24%,
5/15/24  9,023
2,144,834 Invitation Homes 2018-SFR1 Trust 144A, (1
mo. LIBOR USD + 0.700%), 0.79%, 3/17/37 (a)
(b) 2,143
427,280 John Deere Owner Trust 2020-B , 0.41%,
3/15/23  428
4,500,000 John Deere Owner Trust 2021-A , 0.20%,
12/15/23  4,501
2,766,834 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 6/15/36 (a)(b) 2,777
9,000,000 KREF 2021-FL2 Ltd. 144A, (1 mo. LIBOR USD
+ 1.070%), 1.16%, 2/15/39 (a)(b) 9,031
3,301,369 Kubota Credit Owner Trust 2020-2 144A,
0.41%, 6/15/23 (a) 3,304
2,880,000 Kubota Credit Owner Trust 2021-1 144A,
0.31%, 4/15/24 (a) 2,882
15,150,000 Kubota Credit Owner Trust 2021-2 144A,
0.26%, 6/17/24 (a) 15,190
3,201,238 LCM XX LP 144A, (3 mo. LIBOR USD +
1.040%), 1.17%, 10/20/27 (a)(b) 3,203
8,450,000 LCM XXIV Ltd. 144A, (3 mo. LIBOR USD +
0.980%), 1.11%, 3/20/30 (a)(b) 8,452
Principal
or Shares Security Description
Value
(000)
2,219,184 Madison Park Funding XIII Ltd. 144A, (3 mo.
LIBOR USD + 0.950%), 1.08%, 4/19/30 (a)(b) $ 2,221
15,000,000 Madison Park Funding XVII Ltd. 144A, (3 mo.
LIBOR USD + 1.000%), 1.13%, 7/21/30 (a)(b) 14,994
6,717,641 Magnetite VII Ltd. 144A, (3 mo. LIBOR USD +
0.800%), 0.93%, 1/15/28 (a)(b) 6,722
906,956 Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
LIBOR USD + 1.150%), 1.24%, 6/15/28 (a)(b) 908
3,324,691 MBarc Credit Canada Inc. 144A, 0.39%, 7/17/23
CAD (a)(c) 2,665
4,150,000 MBarc Credit Canada Inc. 144A, 0.63%, 5/15/24
CAD (a)(c) 3,323
2,119,977 Mercedes-Benz Auto Lease Trust 2020-B , 0.31%,
2/15/23  2,121
375,862 MMAF Equipment Finance LLC 2018-A 144A,
3.20%, 9/12/22 (a) 377
1,610,303 MMAF Equipment Finance LLC 2020-A 144A,
0.74%, 4/09/24 (a) 1,617
2,683,108 MMAF Equipment Finance LLC 2020-B 144A,
0.38%, 8/14/23 (a) 2,686
5,500,000 MMAF Equipment Finance LLC 2021-A 144A,
0.30%, 4/15/24 (a) 5,505
799,696 Navient Private Education Refi Loan Trust 2020-
G 144A, 1.17%, 9/16/69 (a) 806
5,990,950 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 6,048
2,155,400 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 2,156
8,814,959 Navient Private Education Refi Loan Trust 2021-
C 144A, 1.06%, 10/15/69 (a) 8,857
5,696,381 Navient Student Loan Trust 2019-7 144A, (1
mo. LIBOR USD + 0.500%), 0.59%, 1/25/68 (a)
(b) 5,713
2,830,000 Navistar Financial Dealer Note Master Trust
2020-1 144A, (1 mo. LIBOR USD + 0.950%),
1.04%, 7/25/25 (a)(b) 2,844
15,400,000 Neuberger Berman Loan Advisers CLO 25 Ltd.
144A, (3 mo. LIBOR USD + 0.930%), 1.06%,
10/18/29 (a)(b) 15,400
1,118,988 Nissan Auto Lease Trust 2019-B , 2.27%,
7/15/22  1,123
1,500,000 Octagon Investment Partners 46 Ltd. 144A, (3
mo. LIBOR USD + 3.000%), 3.13%, 7/15/33 (a)
(b) 1,504
3,335,355 Palmer Square Loan Funding 2020-1 Ltd.
144A, (3 mo. LIBOR USD + 0.800%), 0.96%,
2/20/28 (a)(b) 3,324
9,026,176 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 0.98%, 1/15/29 (a)(b) 9,031
794,624 Santander Consumer Auto Receivables Trust
2020-B 144A, 0.38%, 2/15/23 (a) 795
433,696 Santander Drive Auto Receivables Trust 2017-3 ,
3.20%, 11/15/23  437
5,000,000 Santander Drive Auto Receivables Trust 2020-2 ,
0.96%, 11/15/24  5,023
1,167,845 Santander Drive Auto Receivables Trust 2020-3 ,
0.46%, 9/15/23  1,168
5,028,874 Santander Drive Auto Receivables Trust 2021-1 ,
0.29%, 11/15/23  5,031
2,681,018 Santander Retail Auto Lease Trust 2020-B 144A,
0.42%, 11/20/23 (a) 2,686
5,967,633 Santander Retail Auto Lease Trust 2021-A 144A,
0.32%, 2/20/24 (a) 5,973

Principal
or Shares Security Description
Value
(000)
666,144 SMB Private Education Loan Trust 2020-A
144A, (1 mo. LIBOR USD + 0.300%), 0.39%,
3/15/27 (a)(b) $ 666
355,187 SoFi Consumer Loan Program 2020-1 Trust
144A, 2.02%, 1/25/29 (a) 358
11,381 SoFi Professional Loan Program 2019-C LLC
144A, 2.13%, 11/16/48 (a) 11
364,317 SoFi Professional Loan Program 2020-A Trust
144A, 2.06%, 5/15/46 (a) 366
3,370,000 STWD 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.194%), 1.24%, 7/15/38 (a)(b) 3,376
4,200,000 STWD 2021-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 1.200%), 1.29%, 4/18/38 (a)(b) 4,219
2,740,000 Synchrony Card Funding 2019-A2 LLC , 2.34%,
6/15/25  2,795
6,350,000 Tesla Auto Lease Trust 2021-A 144A, 0.36%,
3/20/25 (a) 6,356
721,336 Towd Point Mortgage Trust 2017-5 144A, (1
mo. LIBOR USD + 0.600%), 0.69%, 2/25/57 (a)
(b) 722
1,115,049 Toyota Auto Receivables 2020-C Owner Trust ,
0.36%, 2/15/23  1,116
5,650,000 Toyota Lease Owner Trust 2021-A 144A, 0.27%,
9/20/23 (a) 5,654
9,700,000 Toyota Lease Owner Trust 2021-B 144A, 0.25%,
3/20/24 (a) 9,699
4,310,000 Trillium Credit Card Trust II 2020-1A 144A,
(1 mo. LIBOR USD + 0.370%), 0.46%,
12/26/24 (a)(b) 4,317
4,040,000 TRTX 2019-FL3 Issuer Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564%), 1.61%, 10/15/34 (a)(b) 4,053
3,188,700 Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
+ 0.890%), 1.02%, 4/15/29 (a)(b) 3,192
838,825 Volvo Financial Equipment LLC Series 2019-1
144A, 3.00%, 3/15/23 (a) 845
7,300,000 Westlake Automobile Receivables Trust 2019-1
144A, 3.67%, 3/15/24 (a) 7,474
2,957,653 Westlake Automobile Receivables Trust 2020-2
144A, 0.93%, 2/15/24 (a) 2,965
8,916,588 Westlake Automobile Receivables Trust 2020-3
144A, 0.56%, 5/15/24 (a) 8,934
7,000,000 Westlake Automobile Receivables Trust 2021-1
144A, 0.39%, 10/15/24 (a) 7,006
6,450,000 Westlake Automobile Receivables Trust 2021-2
144A, 0.32%, 4/15/25 (a) 6,454
3,864,350 Wheels SPV 2 2018-1A LLC 144A, 3.24%,
4/20/27 (a) 3,889
1,933,505 Wheels SPV 2 2019-1A LLC 144A, 2.30%,
5/22/28 (a) 1,947
1,993,873 Wheels SPV 2 2020-1A LLC 144A, 0.51%,
8/20/29 (a) 1,998
8,513,241 Wheels SPV 2 2021-1A LLC 144A, (1 mo.
LIBOR USD + 0.280%), 0.36%, 8/20/29 (a)(b) 8,526
6,498,446 World Omni Auto Receivables Trust 2019-B ,
2.59%, 7/15/24  6,572
1,061,301 World Omni Auto Receivables Trust 2020-A ,
1.02%, 6/15/23  1,063
2,936,923 World Omni Auto Receivables Trust 2020-C ,
0.35%, 12/15/23  2,939
3,270,401 World Omni Automobile Lease Securitization
Trust 2020-B , 0.32%, 9/15/23  3,273
Principal
or Shares Security Description
Value
(000)
2,167,817 World Omni Select Auto Trust 2020-A , 0.47%,
6/17/24  $ 2,170
Total Asset Backed (Cost - $632,175)
633,721
Commercial Paper(d) (4%
)
11,500,000 Caisse des Depots et Consignations , 0.18%,
1/18/22  11,494
15,000,000 Eaton Corp. , 0.12%, 8/05/21  15,000
4,000,000 Eaton Corp. 144A, 0.12%, 8/06/21  4,000
9,000,000 Glencore Funding LLC , 0.17%, 8/09/21  9,000
9,500,000 Glencore Funding LLC , 0.21%, 8/11/21  9,499
15,000,000 Kreditanstalt Fuer Wiederaufbau (KFW) , 0.20%,
2/08/22  14,990
16,250,000 LVMH Moet Hennessy Louis Vuitton SE , 0.17%,
8/05/21  16,250
5,000,000 Vectren Utility Holdings , 0.11%, 8/02/21  5,000
Total Commercial Paper (Cost - $85,224)
85,233
Corporate Bond (50%
)
Financial  (26%)
3,660,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.95%, 2/01/22  3,712
2,500,000 AIG Global Funding 144A, 1.90%, 10/06/21 (a) 2,507
870,000 AIG Global Funding 144A, 2.30%, 7/01/22 (a) 886
2,400,000 Ally Financial Inc. , 1.45%, 10/02/23  2,438
3,000,000 Ameriprise Financial Inc. , 3.00%, 3/22/22  3,054
3,750,000 ANZ New Zealand Int'l Ltd. 144A, 2.88%,
1/25/22 (a) 3,799
3,400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  3,418
1,655,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 1,692
9,250,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 3.00%, 12/20/23 (b) 9,578
2,127,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 0.92%, 3/05/24 (b) 2,146
9,000,000 Bank of America Corp. , (3 mo. Bloomberg Short-
Term Bank Yield Index + 0.430%), 0.54%,
5/28/24 (b) 9,013
6,265,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 6,290
8,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.74%, 4/22/25 (b) 9,031
1,530,000 Bank of Montreal , (3 mo. LIBOR USD +
0.790%), 0.93%, 8/27/21 (b) 1,531
8,000,000 Bank of Montreal , (1 mo. Bloomberg Short-
Term Bank Yield Index + 0.120%), 0.19%,
12/01/21 (b) 7,998
4,268,000 Bank of Montreal , 2.27%, 7/11/22 CAD (c) 3,482
5,340,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.550%), 0.60%, 9/15/23 (b) 5,384
3,635,000 Barclays Bank PLC , 1.70%, 5/12/22  3,673
2,895,000 Barclays PLC , (1 yr. U.S. Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 2,907
9,300,000 BBVA USA , 2.88%, 6/29/22  9,507
3,315,000 BNZ International Funding Ltd. 144A, 2.10%,
9/14/21 (a) 3,322
1,150,000 BPCE SA 144A, 4.00%, 9/12/23 (a) 1,232
2,555,000 Brighthouse Financial Global Funding 144A,
0.60%, 6/28/23 (a) 2,559
5,000,000 Canadian Imperial Bank of Commerce , (3 mo.
LIBOR USD + 0.010%), 0.14%, 1/14/22 (b) 5,000
10,000,000 Canadian Imperial Bank of Commerce , 2.30%,
7/11/22 CAD (c) 8,161

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,265,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.800%),
0.85%, 3/17/23 (b) $ 2,289
6,435,000 Canadian Imperial Bank of Commerce , 0.45%,
6/22/23  6,441
4,470,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.400%),
0.45%, 12/14/23 (b) 4,478
2,065,000 Capital One Financial Corp. , (3 mo. LIBOR USD
+ 0.950%), 1.07%, 3/09/22 (b) 2,075
5,000,000 Capital One Financial Corp. , 3.05%, 3/09/22  5,073
11,875,000 Capital One Financial Corp. , 3.20%, 1/30/23  12,370
3,000,000 Central Nippon Expressway Co. Ltd. , (3 mo.
LIBOR USD + 0.850%), 0.97%, 9/14/21 (b)(e) 3,003
1,965,000 CIT Group Inc. , 5.00%, 8/15/22  2,051
8,685,000 Citigroup Global Markets Holdings Inc. , 0.75%,
6/07/24  8,653
4,300,000 Citigroup Inc. , 2.90%, 12/08/21  4,331
2,240,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.867%), 2.31%, 11/04/22 (b) 2,251
7,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 7,101
7,610,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 0.72%, 5/01/25 (b) 7,648
19,000,000 Credit Agricole SA 144A, 3.38%, 1/10/22 (a) 19,265
2,765,000 Credit Suisse AG , 2.10%, 11/12/21  2,780
5,005,000 Credit Suisse AG , (U.S. Secured Overnight
Financing Rate + 0.450%), 0.50%, 2/04/22 (b) 5,013
1,135,000 Credit Suisse AG , 2.80%, 4/08/22  1,155
2,400,000 Deutsche Pfandbriefbank AG , 2.50%,
5/31/22 (e) 2,445
1,740,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,771
1,291,000 First Abu Dhabi Bank PJSC , 1.38%, 2/19/23
GBP (c)(e) 1,816
3,450,000 FS KKR Capital Corp. , 4.75%, 5/15/22  3,542
4,300,000 Goldman Sachs Group Inc. , 5.75%, 1/24/22  4,413
9,930,000 Goldman Sachs Group Inc. , 0.48%, 1/27/23  9,936
2,654,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 0.750%), 0.90%, 2/23/23 (b) 2,678
4,345,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.538%), 0.63%,
11/17/23 (b) 4,348
9,060,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.580%), 0.62%,
3/08/24 (b) 9,089
9,785,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 9,807
1,827,000 Huntington Bancshares Inc. , 2.30%, 1/14/22  1,841
2,550,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  2,684
6,420,000 Inter-American Investment Corp. , (3 mo. LIBOR
USD + 0.090%), 0.21%, 10/12/21 (b)(e) 6,421
2,050,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 2,094
3,710,000 Jackson National Life Global Funding 144A,
(U.S. Secured Overnight Financing Rate +
0.600%), 0.65%, 1/06/23 (a)(b) 3,730
8,215,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 0.63%, 3/16/24 (b) 8,268
2,621,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 0.87%, 4/23/24 (b) 2,646
Principal
or Shares Security Description
Value
(000)
6,010,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.535%), 0.58%, 6/01/25 (b) $ 6,024
9,040,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 0.63%, 6/23/25 (b) 9,065
17,000,000 Lloyds Bank PLC , 3.38%, 11/15/21 (e) 17,166
5,000,000 Lloyds Bank PLC , 2.13%, 7/24/22 (e) 5,093
3,700,000 Lloyds Banking Group PLC , (1 yr. U.S. Treasury
Yield Curve Rate T Note Constant Maturity +
1.100%), 1.33%, 6/15/23 (b) 3,728
6,365,000 Macquarie Bank Ltd. 144A, 0.44%, 12/16/22 (a) 6,379
3,290,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 1.16%, 11/28/23 (a)(b) 3,323
6,885,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.350%), 1.50%, 3/27/24 (a)(b) 7,002
15,000,000 Manulife Bank of Canada , 2.08%, 5/26/22
CAD (c) 12,183
5,120,000 Met Tower Global Funding 144A, 0.55%,
7/13/22 (a) 5,134
5,500,000 Metropolitan Life Global Funding I 144A, (U.S.
Secured Overnight Financing Rate + 0.350%),
0.39%, 9/08/22 (a)(b)(f) 5,514
955,000 Mitsubishi UFJ Financial Group Inc. , (3 mo.
LIBOR USD + 0.700%), 0.83%, 3/07/22 (b) 959
5,500,000 Mitsubishi UFJ Financial Group Inc. , 3.76%,
7/26/23  5,862
6,700,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.940%), 1.08%, 2/28/22 (b) 6,735
3,800,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.840%), 0.97%, 7/16/23 (b) 3,824
3,960,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.610%), 0.74%, 9/08/24 (b) 3,984
3,910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.700%), 0.75%, 1/20/23 (b) 3,921
2,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.400%),
1.53%, 10/24/23 (b) 2,030
3,395,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 0.56%, 11/10/23 (b) 3,402
5,745,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 0.53%, 1/25/24 (b) 5,748
3,810,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.616%), 0.73%, 4/05/24 (b) 3,824
9,055,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.509%), 0.79%, 1/22/25 (b) 9,073
1,785,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,787
1,715,000 NASDAQ Inc. , 0.45%, 12/21/22  1,716
1,000,000 National Australia Bank Ltd. 144A, (3 mo.
LIBOR USD + 0.710%), 0.83%, 11/04/21 (a)(b) 1,002
5,000,000 National Australia Bank Ltd. 144A, (3 mo.
LIBOR USD + 0.410%), 0.53%, 12/13/22 (a)(b) 5,026
20,000,000 National Bank of Canada , 1.96%, 6/30/22
CAD (c) 16,265
2,785,000 National Bank of Canada , (1 yr. U.S. Treasury
Yield Curve Rate T Note Constant Maturity +
0.770%), 0.90%, 8/15/23 (b) 2,799
3,145,000 Natwest Group PLC , (3 mo. LIBOR USD +
1.470%), 1.63%, 5/15/23 (b) 3,176
10,800,000 Natwest Group PLC , (3 mo. LIBOR USD +
1.480%), 3.50%, 5/15/23 (b) 11,055
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 0.56%,
8/12/24 (a)(b) 3,942
5,025,000 New York Life Global Funding 144A, (3 mo.
LIBOR USD + 0.280%), 0.40%, 1/10/23 (a)(b) 5,040

Principal
or Shares Security Description
Value
(000)
6,300,000 OneMain Finance Corp. , 6.13%, 3/15/24  $ 6,788
1,700,000 PayPal Holdings Inc. , 2.20%, 9/26/22  1,739
4,080,000 PNC Bank NA , (3 mo. LIBOR USD + 0.430%),
0.55%, 12/09/22 (b) 4,086
3,780,000 PNC Bank NA , (3 mo. LIBOR USD + 0.325%),
0.48%, 2/24/23 (b) 3,787
2,805,000 PNC Bank NA , (3 mo. LIBOR USD + 0.323%),
1.74%, 2/24/23 (b) 2,828
2,785,000 Protective Life Global Funding 144A, 0.50%,
4/12/23 (a) 2,791
3,340,000 Public Storage , (U.S. Secured Overnight
Financing Rate + 0.470%), 0.52%, 4/23/24 (b) 3,345
4,515,000 Reliance Standard Life Global Funding II 144A,
2.63%, 7/22/22 (a) 4,617
2,300,000 Santander Holdings USA Inc. , 3.70%, 3/28/22  2,342
3,700,000 Santander UK PLC , (3 mo. LIBOR USD +
0.660%), 0.82%, 11/15/21 (b) 3,707
4,502,000 Santander UK PLC 144A, 1.63%, 2/12/23 (a) 4,596
2,350,000 Simon Property Group LP , 2.75%, 6/01/23  2,439
4,240,000 Skandinaviska Enskilda Banken AB 144A,
0.55%, 9/01/23 (a) 4,252
2,500,000 SL Green Operating Partnership LP , (3 mo.
LIBOR USD + 0.980%), 1.14%, 8/16/21 (b) 2,500
2,141,000 SLM Corp. , 5.13%, 4/05/22  2,190
3,000,000 Stadshypotek AB 144A, 2.50%, 4/05/22 (a) 3,046
690,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 2.690%), 2.83%, 3/30/23 (b) 702
2,000,000 Sumitomo Mitsui Financial Group Inc. , (3 mo.
LIBOR USD + 1.140%), 1.27%, 10/19/21 (b)(f) 2,005
2,330,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/12/23 (a) 2,349
1,940,000 Synchrony Financial , 2.85%, 7/25/22  1,983
910,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 917
6,000,000 Toronto-Dominion Bank 144A, 2.10%,
7/15/22 (a)(f) 6,112
2,015,000 Toronto-Dominion Bank , (U.S. Secured
Overnight Financing Rate + 0.450%), 0.50%,
9/28/23 (b) 2,028
1,575,000 Truist Bank , (U.S. Secured Overnight Financing
Rate + 0.730%), 0.78%, 3/09/23 (b) 1,587
2,000,000 Truist Financial Corp. , 3.05%, 6/20/22  2,045
2,725,000 UBS AG 144A, 1.75%, 4/21/22 (a) 2,752
5,000,000 UniCredit Bank AG , 1.88%, 7/05/22 (e) 5,077
8,000,000 Wells Fargo & Co. , 2.09%, 4/25/22 CAD (c) 6,487
3,750,000 Wells Fargo Bank NA , (3 mo. LIBOR USD +
0.510%), 0.65%, 10/22/21 (b) 3,753
4,000,000 Wells Fargo Bank NA , 3.63%, 10/22/21  4,018
2,565,000 Westpac Banking Corp. , 2.80%, 1/11/22  2,595
3,370,000 Westpac Banking Corp. , (3 mo. LIBOR USD +
0.390%), 0.52%, 1/13/23 (b) 3,389
570,459
Industrial  (18%)
3,170,000 7-Eleven Inc. 144A, 0.63%, 2/10/23 (a) 3,172
4,205,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,206
1,810,000 AbbVie Inc. , (3 mo. LIBOR USD + 0.460%),
0.61%, 11/19/21 (b) 1,812
3,735,000 AbbVie Inc. , 2.15%, 11/19/21  3,757
9,223,000 AbbVie Inc. , 2.85%, 5/14/23  9,592
4,266,000 Aetna Inc. , 2.75%, 11/15/22  4,373
4,423,000 Aetna Inc. , 2.80%, 6/15/23  4,600
4,973,000 America Movil SAB de CV , 3.13%, 7/16/22  5,098
Principal
or Shares Security Description
Value
(000)
7,805,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.150%), 0.30%, 2/22/23 (b) $ 7,809
6,380,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.280%), 0.40%, 1/12/24 (b) 6,392
6,830,000 Astrazeneca Finance LLC , 0.70%, 5/28/24  6,842
8,050,000 AstraZeneca PLC , 0.30%, 5/26/23  8,056
3,195,000 AT&T Inc. , (U.S. Secured Overnight Financing
Rate + 0.640%), 0.69%, 3/25/24 (b) 3,203
3,020,000 Ball Corp. , 5.25%, 7/01/25  3,410
10,425,000 Becton Dickinson and Co. , 2.89%, 6/06/22  10,634
1,165,000 Berry Global Inc. 144A, 0.95%, 2/15/24 (a) 1,169
1,750,000 BMW U.S. Capital LLC 144A, (3 mo. LIBOR
USD + 0.500%), 0.66%, 8/13/21 (a)(b) 1,750
3,385,000 BMW U.S. Capital LLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 0.58%,
4/01/24 (a)(b) 3,416
6,540,000 Boeing Co. , 4.51%, 5/01/23  6,951
5,800,000 Boeing Co. , 1.43%, 2/04/24  5,816
2,580,000 Bristol-Myers Squibb Co. , 0.54%, 11/13/23  2,583
9,250,000 Broadcom Corp./Broadcom Cayman Finance Ltd. ,
3.63%, 1/15/24  9,872
1,430,000 Caterpillar Financial Services Corp. , (3 mo.
LIBOR USD + 0.220%), 0.36%, 1/06/22 (b) 1,431
4,635,000 Caterpillar Financial Services Corp. , (3 mo.
LIBOR USD + 0.735%), 0.90%, 5/13/22 (b) 4,661
1,255,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  1,288
12,000,000 Daimler Canada Finance Inc. , 3.30%, 8/16/22
CAD (c) 9,883
4,500,000 Daimler Finance North America LLC 144A,
2.20%, 10/30/21 (a) 4,521
2,192,000 Daimler Finance North America LLC 144A, (3
mo. LIBOR USD + 0.900%), 1.06%, 2/15/22 (a)
(b) 2,202
2,880,000 Daimler Finance North America LLC 144A, (3
mo. LIBOR USD + 0.880%), 1.03%, 2/22/22 (a)
(b) 2,892
5,501,000 Daimler Finance North America LLC 144A,
3.35%, 2/22/23 (a) 5,748
4,460,000 DIRECTV Holdings LLC/DIRECTV Financing
Co. Inc. 144A, 5.88%, 8/15/27 (a) 4,617
3,815,000 Fidelity National Information Services Inc. ,
0.38%, 3/01/23  3,818
5,600,000 Fidelity National Information Services Inc. ,
0.75%, 5/21/23 EUR (c) 6,762
890,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.270%), 1.42%, 3/28/22 (b) 887
1,460,000 Ford Motor Credit Co. LLC , 3.09%, 1/09/23  1,489
2,095,000 Ford Motor Credit Co. LLC , 5.58%, 3/18/24  2,286
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,360
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,477
5,000,000 Fox Corp. , 3.67%, 1/25/22  5,082
5,500,000 General Motors Financial Co. Inc. , 4.20%,
11/06/21  5,555
1,275,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.550%), 1.68%, 1/14/22 (b) 1,282
2,014,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.310%), 1.46%, 6/30/22 (b) 2,033
3,745,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,778
1,025,000 Gilead Sciences Inc. , (3 mo. LIBOR USD +
0.520%), 0.67%, 9/29/23 (b) 1,026
3,020,000 Gilead Sciences Inc. , 0.75%, 9/29/23  3,022
3,180,000 GlaxoSmithKline Capital PLC , 0.53%, 10/01/23  3,189

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
1,860,000 Hewlett Packard Enterprise Co. , (3 mo. LIBOR
USD + 0.720%), 0.86%, 10/05/21 (b) $ 1,860
5,100,000 Honda Canada Finance Inc. , 1.82%, 12/07/21
CAD (c) 4,108
1,155,000 Honeywell International Inc. , (3 mo. LIBOR
USD + 0.230%), 0.38%, 8/19/22 (b) 1,155
5,605,000 Honeywell International Inc. , 0.48%, 8/19/22  5,606
1,585,000 Hormel Foods Corp. , 0.65%, 6/03/24  1,590
3,215,000 Humana Inc. , 0.65%, 8/03/23  3,216
2,170,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 2,186
5,000,000 Hyundai Capital America 144A, 0.80%,
4/03/23 (a) 5,005
2,805,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 2,831
8,340,000 Hyundai Capital America 144A, 0.80%,
1/08/24 (a) 8,311
4,840,000 Illumina Inc. , 0.55%, 3/23/23  4,849
1,020,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 1,033
975,000 International Flavors & Fragrances Inc. 144A,
0.70%, 9/15/22 (a) 977
5,000,000 John Deere Canada Funding Inc. , 2.05%,
5/13/22 CAD (c) 4,058
1,500,000 John Deere Canada Funding Inc. , 2.63%,
9/21/22 CAD (c) 1,231
2,235,000 John Deere Capital Corp. , 0.55%, 7/05/22  2,244
4,755,000 Keurig Dr Pepper Inc. , 0.75%, 3/15/24  4,763
840,000 Lennar Corp. , 4.13%, 1/15/22  846
6,015,000 LYB International Finance III LLC , (3 mo.
LIBOR USD + 1.000%), 1.14%, 10/01/23 (b) 6,024
3,775,000 Martin Marietta Materials Inc. , 0.65%, 7/15/23  3,783
3,000,000 McDonald's Corp. , (3 mo. LIBOR USD +
0.430%), 0.56%, 10/28/21 (b) 3,003
7,425,000 Microchip Technology Inc. 144A, 0.97%,
2/15/24 (a) 7,442
3,620,000 Microchip Technology Inc. 144A, 0.98%,
9/01/24 (a) 3,617
5,100,000 Mondelez International Inc. , 0.63%, 7/01/22  5,121
4,000,000 Nissan Canada Inc. , 3.15%, 9/14/21 CAD (c)(e) 3,215
6,880,000 Nissan Motor Acceptance Corp. 144A, (3 mo.
LIBOR USD + 0.640%), 0.77%, 3/08/24 (a)(b) 6,903
11,235,000 NTT Finance Corp. 144A, 0.37%, 3/03/23 (a) 11,244
4,025,000 Otis Worldwide Corp. , (3 mo. LIBOR USD +
0.450%), 0.59%, 4/05/23 (b) 4,025
3,400,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 3.38%, 2/01/22 (a) 3,434
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 5,060
1,105,000 Roper Technologies Inc. , 0.45%, 8/15/22  1,106
2,910,000 Royalty Pharma PLC 144A, 0.75%, 9/02/23 (a) 2,922
1,270,000 Ryder System Inc. , 2.80%, 3/01/22  1,286
1,039,000 Ryder System Inc. , 2.88%, 6/01/22  1,059
6,200,000 Ryder System Inc. , 3.40%, 3/01/23  6,475
5,855,000 Siemens Financieringsmaatschappij NV 144A,
0.40%, 3/11/23 (a) 5,869
1,470,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  1,476
960,000 Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (a) 962
1,885,000 Southwest Airlines Co. , 4.75%, 5/04/23  2,020
51,250 Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 144A, 3.36%,
9/20/21 (a) 51
450,000 Starbucks Corp. , 1.30%, 5/07/22  454
1,845,000 Stryker Corp. , 0.60%, 12/01/23  1,845
Principal
or Shares Security Description
Value
(000)
265,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) $ 287
11,100,000 TELUS Corp. , 2.35%, 3/28/22 CAD (c) 8,991
465,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  487
5,000,000 Toyota Credit Canada Inc. , 2.35%, 7/18/22
CAD (c) 4,079
3,085,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 3,084
10,015,000 Verizon Communications Inc. , (3 mo. LIBOR
USD + 1.000%), 1.12%, 3/16/22 (b) 10,075
2,225,000 Verizon Communications Inc. , (U.S. Secured
Overnight Financing Rate + 0.500%), 0.55%,
3/22/24 (b) 2,241
6,280,000 Viatris Inc. 144A, 1.13%, 6/22/22 (a) 6,318
2,465,000 VMware Inc. , 0.60%, 8/15/23  2,470
3,775,000 VMware Inc. , 1.00%, 8/15/24  3,788
1,750,000 Volkswagen Group of America Finance LLC
144A, (3 mo. LIBOR USD + 0.860%), 0.99%,
9/24/21 (a)(b) 1,752
995,000 Volkswagen Group of America Finance LLC
144A, 2.50%, 9/24/21 (a) 998
4,425,000 Volkswagen Group of America Finance LLC
144A, 2.90%, 5/13/22 (a) 4,512
3,555,000 Volkswagen Group of America Finance LLC
144A, 0.75%, 11/23/22 (a) 3,569
5,500,000 Volkswagen Group of America Finance LLC
144A, 3.13%, 5/12/23 (a) 5,739
2,270,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 2,283
4,000,000 VW Credit Canada Inc. , 2.65%, 6/27/22
CAD (c)(e) 3,264
8,000,000 VW Credit Canada Inc. , 3.70%, 11/14/22
CAD (c) 6,651
6,300,000 Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a) 6,833
416,488
Utility  (6%)
4,705,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 4,788
1,160,000 American Electric Power Co. Inc. , 0.75%,
11/01/23  1,161
2,500,000 Atmos Energy Corp. , 0.63%, 3/09/23  2,501
3,160,000 CenterPoint Energy Inc. , (U.S. Secured
Overnight Financing Rate + 0.650%), 0.68%,
5/13/24 (b) 3,164
2,150,000 CenterPoint Energy Resources Corp. , 0.70%,
3/02/23  2,151
8,340,000 CenterPoint Energy Resources Corp. , 3.55%,
4/01/23  8,739
2,675,000 Chevron Corp. , (3 mo. LIBOR USD + 0.900%),
1.03%, 5/11/23 (b) 2,715
4,025,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.110%), 0.28%, 8/12/22 (b)(f) 4,031
4,115,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.200%), 0.33%, 8/11/23 (b) 4,128
2,845,000 Diamondback Energy Inc. , 0.90%, 3/24/23  2,845
2,065,000 Dominion Energy Inc. , (3 mo. LIBOR USD +
0.530%), 0.65%, 9/15/23 (b) 2,067
6,180,000 DTE Energy Co. , 0.55%, 11/01/22  6,200
2,670,000 Duke Energy Progress LLC , (3 mo. LIBOR USD
+ 0.180%), 0.34%, 2/18/22 (b) 2,670
7,400,000 Enbridge Inc. , (U.S. Secured Overnight
Financing Rate + 0.400%), 0.43%, 2/17/23 (b) 7,417

Principal
or Shares Security Description
Value
(000)
2,000,000 Energy Transfer LP , 3.60%, 2/01/23  $ 2,072
4,230,000 Energy Transfer LP , 4.25%, 3/15/23  4,431
2,280,000 Entergy Louisiana LLC , 0.62%, 11/17/23  2,282
5,355,000 Florida Power & Light Co. , (3 mo. LIBOR USD
+ 0.380%), 0.51%, 7/28/23 (b) 5,355
8,140,000 Georgia Power Co. , 2.10%, 7/30/23  8,423
1,390,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 1,419
1,325,000 Kinder Morgan Inc. , (3 mo. LIBOR USD +
1.280%), 1.41%, 1/15/23 (b) 1,343
18,780,000 NextEra Energy Capital Holdings Inc. , (3 mo.
LIBOR USD + 0.270%), 0.42%, 2/22/23 (b) 18,783
1,855,000 OGE Energy Corp. , 0.70%, 5/26/23  1,856
2,690,000 Oklahoma Gas and Electric Co. , 0.55%, 5/26/23  2,692
9,895,000 ONE Gas Inc. , (3 mo. LIBOR USD + 0.610%),
0.73%, 3/11/23 (b) 9,899
3,090,000 Pacific Gas and Electric Co. , (3 mo. LIBOR USD
+ 1.375%), 1.53%, 11/15/21 (b) 3,094
3,580,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  3,576
4,350,000 Phillips 66 , 0.90%, 2/15/24  4,354
3,610,000 Pioneer Natural Resources Co. , 0.55%, 5/15/23  3,615
1,590,000 Pioneer Natural Resources Co. , 0.75%, 1/15/24  1,591
1,540,000 Southern Natural Gas Co. LLC 144A, 0.63%,
4/28/23 (a) 1,539
4,550,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 4,510
16,308,000 TransCanada PipeLines Ltd. , 3.65%, 11/15/21
CAD (c) 13,185
5,445,000 Valero Energy Corp. , (3 mo. LIBOR USD +
1.150%), 1.27%, 9/15/23 (b) 5,451
4,597,000 Williams Cos. Inc. , 4.00%, 11/15/21  4,603
158,650
Total Corporate Bond (Cost - $1,140,855)
1,145,597
Foreign Government (1%
)
8,100,000 Instituto de Credito Oficial 144A, (3 mo. LIBOR
USD + 0.150%), 0.27%, 12/15/21 (a)(b) 8,097
5,000,000 Nederlandse Waterschapsbank NV 144A, (3 mo.
LIBOR USD + 0.070%), 0.19%, 12/15/21 (a)(b) 5,001
Total Foreign Government (Cost - $13,101)
13,098
Mortgage Backed (7%
)
5,300,000 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 1.02%, 1/18/36 (a)(b) 5,324
3,856,361 BPCRE 2021-FL1 Ltd. 144A, (1 mo. LIBOR
USD + 0.850%), 0.94%, 2/15/37 (a)(b) 3,871
2,698,883 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 0.920%), 1.01%,
10/15/36 (a)(b) 2,708
957,211 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.69%,
12/15/36 (a)(b) 960
5,850,000 BXMT 2020-FL2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.014%), 1.06%, 2/15/38 (a)(b) 5,855
2,500,000 BXMT 2020-FL2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/15/38 (a)(b) 2,502
5,360,870 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
6/15/34 (a)(b) 5,270
95,585 COMM 2014-CCRE15 Mortgage Trust , 2.93%,
2/10/47  95
Principal
or Shares Security Description
Value
(000)
3,314,088 COMM 2019-WCM Mortgage Trust 144A,
(1 mo. LIBOR USD + 0.900%), 0.99%,
10/15/34 (a)(b) $ 3,320
3,219,209 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (a)(b) 3,213
3,550,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 1.32%, 5/15/36 (a)(b) 3,563
6,965,271 FHLMC Multifamily Structured Pass-Through
Certificates , (1 mo. LIBOR USD + 0.220%),
0.32%, 3/25/25 (b) 6,972
74,446 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 0.750%), 0.84%,
2/25/50 (a)(b) 75
840,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.94%,
2/25/50 (a)(b) 847
6,992,576 Freddie Mac STACR REMIC Trust 2020-DNA3
144A, (1 mo. LIBOR USD + 3.000%), 3.09%,
6/25/50 (a)(b) 7,031
341,833 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 1.35%,
10/25/50 (a)(b) 342
2,733,088 Freddie Mac STACR REMIC Trust 2020-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 0.95%,
12/25/50 (a)(b) 2,735
1,642,993 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 1.99%,
1/25/50 (a)(b) 1,649
5,800,253 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/51 (a)(b) 5,802
7,300,000 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 0.80%,
10/25/33 (a)(b) 7,311
5,500,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(b) 5,539
15,600,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 0.75%,
8/25/33 (a)(b) 15,606
819,039 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 2.04%,
10/25/49 (a)(b) 823
1,846,656 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 1.04%,
11/25/48 (a)(b) 1,848
7,979,756 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.49%, 2/25/49 (a)
(b) 8,033
297,318 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 0.750%),
0.84%, 3/25/30 (b) 297

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
11,840,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.800%),
0.85%, 8/25/33 (a)(b) $ 11,856
3,729,875 Freddie Mac Structured Agency Credit Risk
Debt Notes 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.100%),
1.15%, 11/25/50 (a)(b) 3,734
4,850 Gosforth Funding 2017-1 PLC 144A, (3 mo.
LIBOR USD + 0.470%), 0.60%, 12/19/59 (a)(b) 5
2,250,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.29%, 1/25/34 (a)(b) 2,250
2,950,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 1.25%, 7/15/36 (a)(b) 2,952
4,050,000 LoanCore 2021-CRE4 Issuer Ltd. 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.914%), 0.96%, 7/15/35 (a)(b) 4,051
2,174,931 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 7/15/35 (a)(b) 2,212
9,000,000 Mortgage Repurchase Agreement Financing
Trust 2021-1 144A, (1 mo. LIBOR USD +
0.500%), 0.60%, 3/10/22 (a)(b) 9,009
1,600,317 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. LIBOR USD + 1.500%), 1.59%,
6/25/57 (a)(b) 1,628
6,950,000 ONE 2021-PARK Mortgage Trust 144A, (1 mo.
LIBOR USD + 0.700%), 0.79%, 3/15/36 (a)(b) 6,960
1,700,000 PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD +
1.420%), 1.51%, 4/14/36 (a)(b) 1,704
1,431,414 PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD +
1.050%), 1.14%, 4/14/37 (a)(b) 1,432
1,780,000 PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD +
1.450%), 1.54%, 4/14/37 (a)(b) 1,781
1,433,393 Ripon Mortgages PLC 144A, (3 mo. LIBOR
GBP + 0.800%), 0.88%, 8/20/56 GBP (a)(b)(c) 1,999
16,463 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 0.750%), 0.84%, 9/25/48 (a)(b) 17
2,502,245 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.74%, 4/25/43 (a)(b) 2,508
4,474,951 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.34%, 2/25/47 (a)(b) 4,486
5,200,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.49%, 2/25/47 (a)(b) 5,294
Total Mortgage Backed (Cost - $165,086)
165,469
Principal
or Shares Security Description
Value
(000)
Municipal (0%
)
1,375,000 State of California, 0.87%, 4/01/47 (g)
(Cost - $1,376) $ 1,378
U.S. Treasury (11%
)
9,200,000 U.S. Treasury Bill , 0.12%, 8/12/21 (d) 9,200
25,000,000 U.S. Treasury Bill , 0.01%, 8/17/21 (d) 25,000
5,000,000 U.S. Treasury Bill , 0.04%, 9/23/21 (d) 5,000
25,000,000 U.S. Treasury Bill , 0.04%, 10/21/21 (d) 24,997
3,000,000 U.S. Treasury Bill , 0.12%, 11/04/21 (d) 2,999
23,040,000 U.S. Treasury Bill , 0.03%, 11/18/21 (d) 23,037
36,400,000 U.S. Treasury Bill , 0.03%, 11/26/21 (d) 36,395
15,000,000 U.S. Treasury Bill , 0.04%, 12/16/21 (d) 14,997
5,000,000 U.S. Treasury Bill , 0.11%, 12/30/21 (d) 4,999
25,000,000 U.S. Treasury Bill , 0.05%, 1/06/22 (d) 24,995
25,000,000 U.S. Treasury Bill , 0.05%, 2/03/22 (d) 24,994
10,000,000 U.S. Treasury Note , (3 mo. U.S. Treasury Bill
Yield + 0.049%), 0.10%, 1/31/23 (b) 10,006
36,000,000 U.S. Treasury Note , 0.13%, 12/15/23 (h) 35,907
Total U.S. Treasury (Cost - $242,497)
242,526
Investment Company (1%
)
11,696,514 Payden Cash Reserves Money Market Fund* 11,697
1,766,406 Payden Floating Rate Fund, SI Class* 17,469
Total Investment Company (Cost - $29,196)
29,166
Total Investments (Cost - $2,309,510) (102%)
2,316,188
Liabilities in excess of Other Assets (-2%)
(42,513)
Net Assets (100%) $ 2,273,675
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $5,524 and the total market value of the collateral held by the Fund is $5,643. Amounts in 000s.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 1,739 USD  1,390 HSBC Bank USA, N.A. 09/21/2021 $ 4
USD 6,795 EUR  5,704 Citibank, N.A. 09/21/2021 22
USD 147,639 CAD  182,709 HSBC Bank USA, N.A. 09/21/2021 1,192
USD 3,825 GBP  2,751 HSBC Bank USA, N.A. 09/21/2021 –
Net Unrealized Appreciation
$1,218
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 5-Year Note Future 340 Sep-21 $ (42,311) $ (251) $ (251)